Note 15 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shares issued and outstanding at beginning of period (in shares)	45,268,672	44,682,427
Issued during the period (in shares)	257,939	337,006
Weighted average number of shares used in computing basic earnings per share (in shares)	45,526,611	45,019,433
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method (in shares)	227,562	260,499
Number of shares used in computing diluted earnings per share (in shares)	45,754,173	45,279,932